Commitments and Contingencies - Future Payments for Commitments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	$ 36,925	$ 24,260
Product Purchases		14
Real Estate	807	841
Obligation to Fund HCML	389	512
Other Long-Term Commitments	1,594	1,653
Total Commitments	$ 39,715	27,280
Transportation commitments subject to regulatory approval or approved but not yet in service term	15 years
Contractual commitments	$ 39,715	27,280
HMLP
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Total Commitments	1,700	1,800
Contractual commitments	1,700	1,800
Commitments approved and not yet in service
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation commitments	7,700	854
1 Year
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,603	2,122
Product Purchases		14
Real Estate	64	63
Obligation to Fund HCML	99	104
Other Long-Term Commitments	547	411
Total Commitments	3,313	2,714
Contractual commitments	3,313	2,714
2 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,623	1,947
Product Purchases		0
Real Estate	65	63
Obligation to Fund HCML	94	105
Other Long-Term Commitments	184	191
Total Commitments	2,966	2,306
Contractual commitments	2,966	2,306
3 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,775	1,921
Product Purchases		0
Real Estate	65	61
Obligation to Fund HCML	54	98
Other Long-Term Commitments	151	187
Total Commitments	3,045	2,267
Contractual commitments	3,045	2,267
4 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,802	1,904
Product Purchases		0
Real Estate	69	59
Obligation to Fund HCML	42	56
Other Long-Term Commitments	117	158
Total Commitments	3,030	2,177
Contractual commitments	3,030	2,177
5 Years
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	2,531	1,815
Product Purchases		0
Real Estate	70	63
Obligation to Fund HCML	41	44
Other Long-Term Commitments	111	117
Total Commitments	2,753	2,039
Contractual commitments	2,753	2,039
Thereafter
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Transportation and storage	23,591	14,551
Product Purchases		0
Real Estate	474	532
Obligation to Fund HCML	59	105
Other Long-Term Commitments	484	589
Total Commitments	24,608	15,777
Contractual commitments	$ 24,608	$ 15,777